Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total to PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Company TSR(4)	Peer Group TSR(5)	Net Income (Loss)(6)	ACV Growth(7)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	$7,681,854	$26,286,687	$4,363,308	$15,331,839	$117.99	$223.41	$99,189,000	11%
2023	$5,549,906	$9,282,305	$3,174,076	$6,770,951	$61.78	$178.86	$67,808,000	11%
2022	$7,448,708	$(8,421,292)	$6,085,252	$926,336	$43.19	$112.05	$(345,582,000)	16%
2021	$7,517,898	$3,999,210	$2,050,969	$977,576	$140.66	$175.13	$(63,040,000)	21%
2020	$5,903,647	$17,617,005	$3,670,931	$8,544,796	$167.49	$151.90	$(61,373,000)	19%

Company Selected Measure Name	ACV growth
Named Executive Officers, Footnote	The dollar amounts in column (b) are the amounts of total compensation reported for Mr. Trefler (our Chief Executive Officer or PEO) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – Summary Compensation Table.”The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Trefler, who has served as our CEO in each of the covered years) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Trefler) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, 2023 and 2022, Kenneth Stillwell, Rifat Kerim Akgonul, John Gerard Higgins, and Leon Trefler; (ii) for 2021, Kenneth Stillwell, Rifat Kerim Akgonul, Michael Pyle, Hayden Stafford, and Leon Trefler, and (iii) for 2020, Kenneth Stillwell, Douglas Kra, Hayden Stafford, and Leon Trefler. Refer to “Executive Compensation – Summary Compensation Table.”
Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: The Standard & Poor’s North American Technology Sector – Software IndexTM.
PEO Total Compensation Amount	$ 7,681,854	$ 5,549,906	$ 7,448,708	$ 7,517,898	$ 5,903,647
PEO Actually Paid Compensation Amount	$ 26,286,687	9,282,305	(8,421,292)	3,999,210	17,617,005
Adjustment To PEO Compensation, Footnote
(2) The dollar amounts reported in column (c) and (e), represent the amount of “compensation actually paid” (CAP) to Mr. Trefler and the average amount of CAP to the Non-PEO NEOs as a group, respectively, in the applicable year, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the applicable persons during the applicable year. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the compensation for Mr. Trefler, and the Non-PEO NEOs as a group, for each year to determine the “compensation actually paid”:

PEO
Year	SCT Total	Reported Value of Equity Awards	Equity Award Adjustments	Compensation Actually Paid to PEO
		(a)	(b)
2024	$7,681,854	$(6,499,454)	$25,104,287	$26,286,687
2023	$5,549,906	$(4,550,006)	$8,282,405	$9,282,305
2022	$7,448,708	$(6,499,058)	$(9,370,942)	$(8,421,292)
2021	$7,517,898	$(6,791,448)	$3,272,760	$3,999,210
2020	$5,903,647	$(5,000,079)	$16,713,437	$17,617,005
Average for Non-PEO NEOs
Year	Average SCT Total	Average Reported Value of Equity Awards	Average Equity Award Adjustments	Average Compensation Actually Paid to Non-PEO NEOs
		(a)	(b)
2024	$4,363,308	$(3,489,663)	$14,458,194	$15,331,839
2023	$3,174,076	$(2,423,730)	$6,020,605	$6,770,951
2022	$6,085,252	$(5,371,991)	$213,075	$926,336
2021	$2,050,969	$(1,380,855)	$307,462	$977,576
2020	$3,670,931	$(2,836,839)	$7,710,704	$8,544,796

(a)     Represents the grant date fair value of equity-based awards granted each year as reported in the “Stock Awards” and “Option Awards” column in the Summary Compensation Table for the applicable year. Because we do not maintain a defined benefit pension plan in which the PEO or Non-PEO NEOs participate, no adjustments from the SCT total related to pension value are needed to calculate “compensation actually paid” in accordance with Item 402(v) of Regulation S-K.
(b) The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. In calculating the fair values of unvested equity awards at each year end and the fair value of equity awards vested in the year for each year presented, the assumptions and calculations used did not materially differ from those set forth in “16. Stock-Based Compensation” in Item 8 of our Annual Report filed on Form 10-K for the year ended December 31, 2024 filed with the SEC on February 12, 2025, with the exception of the expected term assumptions for option awards that were out of the money as of each calculation date. The Company’s option awards have historically been granted at the money, thus the historical experience was not considered to be relevant to expectations for purposes of the above “compensation actually paid” calculations for option awards that were out of the money during each applicable year. For purposes of the above “compensation actually paid” calculations, the expected term for out of the money options was calculated based off the remaining time to vest plus one half of the remaining contractual life as of each calculation date. The amounts deducted or added in calculating the equity award adjustments are as follows:

PEO	2020	2021	2022	2023	2024
Plus: Fair Value for Equity Awards Granted in the Covered Year that are Unvested at End of Year	$9,849,868	$5,970,863	$1,670,442	$4,227,862	$11,838,077
Change in Fair Value of Outstanding Unvested Equity Awards from Prior Year	$5,212,530	$(3,176,116)	$(8,254,132)	$1,630,247	$9,177,444
Change in Fair Value of Equity Awards from Prior Years that Vested in the Covered Year	$1,651,039	$478,013	$(2,787,252)	$2,424,296	$4,088,766
Total Adjustment	$16,713,437	$3,272,760	$(9,370,942)	$8,282,405	$25,104,287

Average for Non-PEO NEOs	2020	2021	2022	2023	2024
Plus: Fair Value for Equity Awards Granted in the Covered Year that are Unvested at End of Year	$4,535,557	$1,212,976	$3,242,092	$2,390,255	$5,931,230
Change in Fair Value of Outstanding Unvested Equity Awards from Prior Year	$2,100,482	$(1,003,521)	$(2,220,401)	$1,799,119	$5,902,078
Plus: Fair Value as of Vesting Date for Equity Awards Granted and Vested in the Covered Year	$121,799	$—	$—	$—	$—
Change in Fair Value of Equity Awards from Prior Years that Vested in the Covered Year	$952,866	$98,007	$(808,616)	$1,831,231	$2,624,886
Total Adjustment	$7,710,704	$307,462	$213,075	$6,020,605	$14,458,194

Non-PEO NEO Average Total Compensation Amount	$ 4,363,308	3,174,076	6,085,252	2,050,969	3,670,931
Non-PEO NEO Average Compensation Actually Paid Amount	$ 15,331,839	6,770,951	926,336	977,576	8,544,796
Adjustment to Non-PEO NEO Compensation Footnote
(2) The dollar amounts reported in column (c) and (e), represent the amount of “compensation actually paid” (CAP) to Mr. Trefler and the average amount of CAP to the Non-PEO NEOs as a group, respectively, in the applicable year, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the applicable persons during the applicable year. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the compensation for Mr. Trefler, and the Non-PEO NEOs as a group, for each year to determine the “compensation actually paid”:

PEO
Year	SCT Total	Reported Value of Equity Awards	Equity Award Adjustments	Compensation Actually Paid to PEO
		(a)	(b)
2024	$7,681,854	$(6,499,454)	$25,104,287	$26,286,687
2023	$5,549,906	$(4,550,006)	$8,282,405	$9,282,305
2022	$7,448,708	$(6,499,058)	$(9,370,942)	$(8,421,292)
2021	$7,517,898	$(6,791,448)	$3,272,760	$3,999,210
2020	$5,903,647	$(5,000,079)	$16,713,437	$17,617,005
Average for Non-PEO NEOs
Year	Average SCT Total	Average Reported Value of Equity Awards	Average Equity Award Adjustments	Average Compensation Actually Paid to Non-PEO NEOs
		(a)	(b)
2024	$4,363,308	$(3,489,663)	$14,458,194	$15,331,839
2023	$3,174,076	$(2,423,730)	$6,020,605	$6,770,951
2022	$6,085,252	$(5,371,991)	$213,075	$926,336
2021	$2,050,969	$(1,380,855)	$307,462	$977,576
2020	$3,670,931	$(2,836,839)	$7,710,704	$8,544,796

(a)     Represents the grant date fair value of equity-based awards granted each year as reported in the “Stock Awards” and “Option Awards” column in the Summary Compensation Table for the applicable year. Because we do not maintain a defined benefit pension plan in which the PEO or Non-PEO NEOs participate, no adjustments from the SCT total related to pension value are needed to calculate “compensation actually paid” in accordance with Item 402(v) of Regulation S-K.
(b) The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. In calculating the fair values of unvested equity awards at each year end and the fair value of equity awards vested in the year for each year presented, the assumptions and calculations used did not materially differ from those set forth in “16. Stock-Based Compensation” in Item 8 of our Annual Report filed on Form 10-K for the year ended December 31, 2024 filed with the SEC on February 12, 2025, with the exception of the expected term assumptions for option awards that were out of the money as of each calculation date. The Company’s option awards have historically been granted at the money, thus the historical experience was not considered to be relevant to expectations for purposes of the above “compensation actually paid” calculations for option awards that were out of the money during each applicable year. For purposes of the above “compensation actually paid” calculations, the expected term for out of the money options was calculated based off the remaining time to vest plus one half of the remaining contractual life as of each calculation date. The amounts deducted or added in calculating the equity award adjustments are as follows:

PEO	2020	2021	2022	2023	2024
Plus: Fair Value for Equity Awards Granted in the Covered Year that are Unvested at End of Year	$9,849,868	$5,970,863	$1,670,442	$4,227,862	$11,838,077
Change in Fair Value of Outstanding Unvested Equity Awards from Prior Year	$5,212,530	$(3,176,116)	$(8,254,132)	$1,630,247	$9,177,444
Change in Fair Value of Equity Awards from Prior Years that Vested in the Covered Year	$1,651,039	$478,013	$(2,787,252)	$2,424,296	$4,088,766
Total Adjustment	$16,713,437	$3,272,760	$(9,370,942)	$8,282,405	$25,104,287

Average for Non-PEO NEOs	2020	2021	2022	2023	2024
Plus: Fair Value for Equity Awards Granted in the Covered Year that are Unvested at End of Year	$4,535,557	$1,212,976	$3,242,092	$2,390,255	$5,931,230
Change in Fair Value of Outstanding Unvested Equity Awards from Prior Year	$2,100,482	$(1,003,521)	$(2,220,401)	$1,799,119	$5,902,078
Plus: Fair Value as of Vesting Date for Equity Awards Granted and Vested in the Covered Year	$121,799	$—	$—	$—	$—
Change in Fair Value of Equity Awards from Prior Years that Vested in the Covered Year	$952,866	$98,007	$(808,616)	$1,831,231	$2,624,886
Total Adjustment	$7,710,704	$307,462	$213,075	$6,020,605	$14,458,194

Tabular List, Table

ACV Growth
Bookings
Profitability

Total Shareholder Return Amount	$ 117.99	61.78	43.19	140.66	167.49
Peer Group Total Shareholder Return Amount	223.41	178.86	112.05	175.13	151.90
Net Income (Loss)	$ 99,189,000	$ 67,808,000	$ (345,582,000)	$ (63,040,000)	$ (61,373,000)
Company Selected Measure Amount	0.11	0.11	0.16	0.21	0.19
PEO Name	Mr. Trefler
Additional 402(v) Disclosure	Company TSR is calculated to show the cumulative shareholder return on our common stock during the covered period, including reinvestment of dividends.The dollar amounts reported represent the amount of net income (loss) reflected in our audited financial statements for the applicable year.
We chose ACV Growth as our Company Selected Measure for evaluating Pay versus Performance because it is a key metric used in our Executive Incentive Plan and the 2024 PSOs. From 2020 to 2024, the year-over-year changes in Compensation Actually Paid (“CAP”) to Mr. Trefler, as well as CAP to our Non-PEO Named Executives, were directionally aligned with the changes in the Company’s cumulative total shareholder return (“TSR”) for the respective period, as equity is a significant component of compensation for our PEO and to a lesser extent our non-PEO NEOs. Except for 2021, the Company’s TSR was directionally aligned with our peer group TSR. The impact of our share price on the CAP to Mr. Trefler and our Non-PEO NEOs was the primary cause for the inverse relationship between the year-over-year change in CAP and ACV Growth in 2021 and 2023 and for the increase in CAP in 2024. From 2020 to 2024, the year-over-year changes in CAP to Mr. Trefler and our Non-PEO NEOs were directionally aligned with Pega’s net income (loss). During 2022, we recognized a net loss of $345.6 million, in part due to the recognition of a full valuation allowance of $188.3 million on our U.S. and U.K. deferred tax assets as well as a charge of $21.7 million in the fourth quarter of 2022 related principally to cash severance and related benefit costs for terminated employees.
The information contained above under the heading “Pay Versus Performance” shall not be incorporated by reference into any future filing under the Securities Act of 1933, as amended, or the Securities Exchange Act of 1934, as amended, except to the extent that we specifically incorporate it by reference in any such filing.

Measure:: 1
Pay vs Performance Disclosure
Name	ACV Growth
Non-GAAP Measure Description	ACV growth is the percentage increase in ACV on a constant currency basis compared to the prior year.
Measure:: 2
Pay vs Performance Disclosure
Name	Bookings
Measure:: 3
Pay vs Performance Disclosure
Name	Profitability
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,499,454)	$ (4,550,006)	$ (6,499,058)	$ (6,791,448)	$ (5,000,079)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,104,287	8,282,405	(9,370,942)	3,272,760	16,713,437
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	11,838,077	4,227,862	1,670,442	5,970,863	9,849,868
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	9,177,444	1,630,247	(8,254,132)	(3,176,116)	5,212,530
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	4,088,766	2,424,296	(2,787,252)	478,013	1,651,039
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,489,663)	(2,423,730)	(5,371,991)	(1,380,855)	(2,836,839)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,458,194	6,020,605	213,075	307,462	7,710,704
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	5,931,230	2,390,255	3,242,092	1,212,976	4,535,557
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	5,902,078	1,799,119	(2,220,401)	(1,003,521)	2,100,482
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0	121,799
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ 2,624,886	$ 1,831,231	$ (808,616)	$ 98,007	$ 952,866